Basis of Presentation (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income
The following table summarizes the impacts of applying IFRS 15 on our prior period Consolidated Statement of Income:

(Canadian $ in millions)	2018	2017
Increase (decrease) in
Non-Interest Revenue
Securities commissions and fees	(4)	(5)
Deposit and payment service charges	(10)	(14)
Card fees	(136)	(150)
Investment management and custodial fees	7	5
Underwriting and advisory fees	7	8
Other	4	3
	(132)	(153)
Non-Interest Expense
Employee compensation	2	1
Travel and business development	(154)	(153)
Professional fees	8	6
Other	8	8
	(136)	(138)
Provision for income taxes	1	(4)
Net Income	3	(11)